issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE ANNUITY ACCOUNT SEVEN

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 3, 2021
This updating summary prospectus provides updated information about Polaris II A-Class, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.aig.com\ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692, by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

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Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Gross Purchase Payment - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life. (Living Benefits may only be elected at the time you purchase the contract).
Purchase Payments - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
Underlying Funds - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the prospectus dated April 30, 2020. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.aig.com/ProductProspectuses.com for more information.
Underlying Funds
•	We have added the Goldman Sachs VIT Government Money Market Fund as an available investment option.
•	The SA Legg Mason BW Large Cap Value Portfolio has been renamed the SA Franklin BW U.S. Large Cap Value Portfolio.
•	The SA Oppenheimer Main Street Large Cap Portfolio has been renamed the SA Invesco Main Street Large Cap Portfolio.
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Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	You may be subject to charges for early withdrawals depending on the amount of Gross Purchase Payment(s) added to your contract and the timing of withdrawals.
If your Gross Purchase Payment(s) qualify for the $1,000,000 or more Investment Amount level and are invested for less than 12 months at the time of a withdrawal, you may be assessed a withdrawal charge of up to 0.50%, as a percentage of each Purchase Payment withdrawn.
	For example, if you were to withdraw $1,000,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $5,000.			Expenses
Transaction Charges	In addition to withdrawal charges, you may be charged for other transactions such as an Upfront Sales Charge on Purchase Payments, charges for each transfer after 15 transfers in any contract year during the Accumulation Phase and certain tax-related charges on Purchase Payments.			Expenses
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.			Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.85%	0.85%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.21%
	Optional Benefits Available for an Additional Charge[1] (For a single optional benefit, if elected)	0.25%	0.25%
[1] As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.
[2] As a percentage of Underlying Fund net assets.
	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,483	Highest Annual Cost: $2,275
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Underlying Fund fees and expenses
• No optional benefits
• No withdrawal charges
• No additional Purchase Payments, transfers, or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Underlying Fund fees and expenses
• No withdrawal charges
		• No additional Purchase Payments, transfers, or withdrawals
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	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	• This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
• Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.
• The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Risks Associated with Investment Options	• An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
• Each investment option (including each Fixed Account option) has its own unique risks.
• You should review the investment options before making an investment decision.
Insurance Company Risks	An investment in the contract is subject to the risks related to us, American General Life Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.aig.com/annuities.
RESTRICTIONS
Investments	• Certain investment options may not be available under your contract.
• You may transfer funds between the investment options, subject to certain restrictions.
• Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
• The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
• Your ability to transfer amounts to a Fixed Account option may be restricted.
	• We reserve the right to remove or substitute Underlying Funds as investment options.	Investment Options
Optional Benefit	• Additional restrictions and limitations apply under the contract’s optional benefits.
	• Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.	Death Benefits
TAXES
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.
	• Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.	Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.	Payments in Connection with Distribution of the Contract
Exchanges	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
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Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.aig.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Portfolio – Class 2 Capital Research and Management Company	0.55%	12.46%	10.59%	9.91%
	SA JPMorgan Diversified Balanced Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.92%	14.34%	9.04%	9.04%
	SA MFS Total Return Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.71%	9.60%	8.76%	8.29%
	SA PGI Asset Allocation Portfolio – Class 1 SunAmerica Asset Management, LLC Principal Global Investors, LLC	0.83%	9.90%	9.76%	8.40%
Bond	SA DFA Ultra Short Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.51%	0.21%	0.92%	0.33%
	SA Federated Hermes Corporate Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Federated Investment Management Company	0.55%	9.02%	7.13%	5.90%
	SA Goldman Sachs Global Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	0.78%*	11.84%	4.76%	2.61%
	SA JPMorgan MFS Core Bond Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.54%	8.38%	4.86%	3.85%
	SA PineBridge High-Yield Bond Portfolio – Class 1 SunAmerica Asset Management, LLC PineBridge Investments LLC	0.69%	8.07%	9.14%	7.01%
	SA Wellington Government and Quality Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.57%	7.11%	3.73%	3.29%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	0.27%	0.83%	0.42%
Stock	American Funds Global Growth Portfolio – Class 2 Capital Research and Management Company	0.81%	30.47%	16.26%	12.86%
	American Funds Growth – Class 2 Capital Research and Management Company	0.61%	52.08%	22.75%	16.85%
	American Funds Growth-Income – Class 2 Capital Research and Management Company	0.55%	13.55%	13.93%	12.74%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	42.00%	19.26%	15.03%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.01%*	-1.09%	8.30%	9.18%
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Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Stock (continued)	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%*	1.85%	8.40%	9.05%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	2.70%	8.94%	8.66%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.17%	2.50%	5.83%	7.40%
	SA AB Growth Portfolio – Class 1 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.64%	35.62%	20.49%	17.58%
	SA Columbia Technology Portfolio – Class 1 SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	1.12%	45.74%	26.90%	19.22%
	SA Dogs of Wall Street Portfolio – Class 1 SunAmerica Asset Management, LLC	0.64%	7.51%	13.38%	14.01%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 1 SunAmerica Asset Management, LLC FIAM LLC	0.82%	-1.11%	5.98%	8.17%
	SA Invesco Growth Opportunities Portfolio – Class 1 SunAmerica Asset Management Invesco Advisers, Inc.	0.79%	55.83%	19.97%	15.01%
	SA Invesco Main Street Large Cap Portfolio[1] – Class 1 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.72%	13.38%	12.45%	12.10%
	SA JPMorgan Emerging Markets Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%*	16.40%	12.34%	2.05%
	SA JPMorgan Equity-Income Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.57%	3.22%	11.38%	12.00%
	SA JPMorgan Global Equities Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.79%	9.77%	8.99%	7.66%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.80%	48.54%	20.70%	16.40%
	SA Franklin BW U.S. Large Cap Value[2] – Class 1 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.70%*	-1.27%	9.39%	9.35%
	SA MFS Blue Chip Growth Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.68%	30.69%	17.20%	13.82%
	SA MFS Massachusetts Investors Trust Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.67%	14.34%	13.84%	12.59%
	SA Morgan Stanley International Equities Portfolio – Class 1 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	0.84%	11.50%	7.24%	4.64%
	SA Putnam International Growth and Income Portfolio – Class 1 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.04%	3.75%	5.37%	3.98%
	SA Wellington Capital Appreciation Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.74%	64.53%	23.73%	18.98%
	SA WellsCap Aggressive Growth Portfolio – Class 1 SunAmerica Asset Management, LLC Wells Capital Management Incorporated	0.79%	62.95%	24.11%	16.89%
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* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

[1]	On October 13, 2020, SA Oppenheimer Main Street Large Cap Portfolio changed its name to SA Invesco Main Street Large Cap Portfolio.
[2]	On or about May 3, 2021, SA Legg Mason BW Large Cap Value Portfolio was renamed SA Franklin BW U.S. Large Cap Value Portfolio.
SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
Effective on February 6, 2017, the Sample Portfolios are no longer offered.
If you are currently invested in a Sample Portfolio, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into a Sample Portfolio. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. The allocations for the Sample Portfolios below are those that were most currently available for this product prior to termination of the program.
Sample Portfolio Allocations (effective March 31, 2005)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
American Funds Asset Allocation	15%	0%	0%
American Funds Global Growth	8%	10%	10%
American Funds Growth	0%	10%	12%
American Funds Growth-Income	12%	10%	10%
Invesco V.I. Comstock Fund	5%	10%	8%
Invesco V.I. Growth and Income Fund	10%	15%	8%
Lord Abbett Growth and Income	0%	10%	8%
Lord Abbett Mid Cap Stock	0%	0%	12%
SA AB Growth	5%	10%	12%
SA Federated Hermes Corporate Bond	10%	5%	0%
SA Franklin BW U.S. Large Cap Value	5%	0%	10%
SA Invesco Main Street Large Cap	5%	0%	0%
SA MFS Total Return	15%	15%	0%
SA Wellington Capital Appreciation	0%	0%	10%
SA Wellington Government and Quality Bond	10%	5%	0%
Total	100%	100%	100%

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This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 3, 2021, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000124684
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